                                                             [THE HARTFORD LOGO]

                       ANNUAL PRODUCT INFORMATION NOTICE
                              DATED APRIL 30, 2012
                                      FOR
                 HARTFORD VARIABLE UNIVERSAL LIFE LAST SURVIVOR

We no longer file a fully updated prospectus and statement of additional information ("SAI) in a Registration Statement with the Securities and Exchange Commission for the above product. However, in order to provide you with updated information that would have been included in the updated prospectus and SAI, we are providing you this Annual Product Information Notice. This Notice updates certain information in the prospectus and statement of additional information dated May 1, 2007 for the variable life insurance product listed above. Please keep this Notice for future reference.

IMPORTANT FINANCIAL INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

We have included herein the financial statements for the Company and the Separate Account for the year ended December 31, 2011. The Company's ability to honor all guarantees under the Policy (including any Death Benefit guarantee provided by the Policy or any rider and the Fixed Account obligations) is subject to our claims-paying capabilities and/or financial strength. The financial statements of the Company should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

You should review the Company's financial statements and the Separate Account's financial statements that are included with this Notice. In addition, the Company's most recent financial statement information is available at www.hartfordinvestor.com or requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

1.  FUND DATA

The following amends "The Funds" section of General Contract Information portion of your prospectus:

      MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES (expressed as a percentage of average daily net assets for the year ended
                               December 31, 2011)

                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.33%              1.40%
(expenses that are deducted from Underlying Fund assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.

                       UNDERLYING FUND FEES AND EXPENSES
   (expressed as a percentage of average daily net assets for the year ended
                               December 31, 2011)

                                                      DISTRIBUTION
                                                         AND/OR                               ACQUIRED
                                                         SERVICE                              FUND FEES
                                    MANAGEMENT           (12B-1)             OTHER               AND
UNDERLYING FUND:                       FEES               FEES             EXPENSES           EXPENSES
-----------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Balanced Risk
  Allocation Fund -- Series I           0.92%                N/A              0.30%              0.12%
 Invesco V.I. Core Equity Fund
  --Series I                            0.61%                N/A              0.28%                N/A
 Invesco V.I. International
  Growth Fund -- Series I               0.71%                N/A              0.32%                N/A
 Invesco V.I. Mid Cap Core
  Equity Fund -- Series I               0.73%                N/A              0.30%                N/A
 Invesco V.I. Small Cap Equity
  Fund -- Series I                      0.74%                N/A              0.32%                N/A
 Invesco Van Kampen V.I.
  American Franchise Fund --
  Series I                              0.67%                N/A              0.28%                N/A
 Invesco Van Kampen V.I.
  Comstock Fund -- Series II            0.56%              0.25%              0.24%                N/A
 Invesco Van Kampen V.I. Mid
  Cap Growth Fund -- Series I           0.75%                N/A              0.33%                N/A
 Invesco Van Kampen V.I. U.S.
  Mid Cap Value Fund -- Series
  II                                    0.72%              0.25%              0.25%                N/A
ALLIANCEBERNSTEIN VARIABLE
PRODUCTS SERIES FUND, INC.
 AllianceBernstein VPS
  International Growth
  Portfolio - - Class B                 0.75%              0.25%              0.19%                N/A
 AllianceBernstein VPS
  International Value Portfolio
  --Class B                             0.75%              0.25%              0.07%                N/A
 AllianceBernstein VPS Small/
  Mid Cap Value Portfolio --
  Class B                               0.75%              0.25%              0.08%                N/A
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset
  Allocation Fund -- Class 2            0.30%              0.25%              0.01%                N/A
 American Funds Blue Chip
  Income and Growth Fund --
  Class 2                               0.41%              0.25%              0.01%                N/A
 American Funds Bond Fund --
  Class 2                               0.36%              0.25%              0.02%                N/A
 American Funds Global Growth
  Fund -- Class 2                       0.53%              0.25%              0.02%                N/A
 American Funds Global Small
  Capitalization Fund -- Class
  2                                     0.70%              0.25%              0.04%                N/A
 American Funds Growth Fund --
  Class 2                               0.32%              0.25%              0.02%                N/A
 American Funds Growth-Income
  Fund -- Class 2                       0.27%              0.25%              0.01%                N/A
 American Funds International
  Fund -- Class 2                       0.49%              0.25%              0.04%                N/A

                                                                                    TOTAL ANNUAL
                                                           CONTRACTUAL                  FUND
                                       TOTAL               FEE WAIVER                OPERATING
                                      ANNUAL                 AND/OR                   EXPENSES
                                     OPERATING               EXPENSE                   AFTER
UNDERLYING FUND:                     EXPENSES             REIMBURSEMENT              FEE WAIVER
-------------------------------  --------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Balanced Risk
  Allocation Fund -- Series I           1.34%                  0.60%                  0.74%  (1)
 Invesco V.I. Core Equity Fund
  --Series I                            0.89%                    N/A                  0.89%  (2)
 Invesco V.I. International
  Growth Fund -- Series I               1.03%                    N/A                  1.03%
 Invesco V.I. Mid Cap Core
  Equity Fund -- Series I               1.03%                    N/A                  1.03%  (2)
 Invesco V.I. Small Cap Equity
  Fund -- Series I                      1.06%                    N/A                  1.06%  (2)
 Invesco Van Kampen V.I.
  American Franchise Fund --
  Series I                              0.95%                  0.05%                  0.90%  (3)(5)
 Invesco Van Kampen V.I.
  Comstock Fund -- Series II            1.05%                  0.08%                  0.97%  (4)
 Invesco Van Kampen V.I. Mid
  Cap Growth Fund -- Series I           1.08%                    N/A                  1.08%  (3)(5)
 Invesco Van Kampen V.I. U.S.
  Mid Cap Value Fund -- Series
  II                                    1.22%                    N/A                  1.22%  (6)
ALLIANCEBERNSTEIN VARIABLE
PRODUCTS SERIES FUND, INC.
 AllianceBernstein VPS
  International Growth
  Portfolio - - Class B                 1.19%                    N/A                  1.19%
 AllianceBernstein VPS
  International Value Portfolio
  --Class B                             1.07%                    N/A                  1.07%
 AllianceBernstein VPS Small/
  Mid Cap Value Portfolio --
  Class B                               1.08%                    N/A                  1.08%
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset
  Allocation Fund -- Class 2            0.56%                    N/A                  0.56%
 American Funds Blue Chip
  Income and Growth Fund --
  Class 2                               0.67%                    N/A                  0.67%
 American Funds Bond Fund --
  Class 2                               0.63%                    N/A                  0.63%
 American Funds Global Growth
  Fund -- Class 2                       0.80%                    N/A                  0.80%
 American Funds Global Small
  Capitalization Fund -- Class
  2                                     0.99%                    N/A                  0.99%
 American Funds Growth Fund --
  Class 2                               0.59%                    N/A                  0.59%
 American Funds Growth-Income
  Fund -- Class 2                       0.53%                    N/A                  0.53%
 American Funds International
  Fund -- Class 2                       0.78%                    N/A                  0.78%


                                                      DISTRIBUTION
                                                         AND/OR                               ACQUIRED
                                                         SERVICE                              FUND FEES
                                    MANAGEMENT           (12B-1)             OTHER               AND
UNDERLYING FUND:                       FEES               FEES             EXPENSES           EXPENSES
-----------------------------------------------------------------------------------------------------------
 American Funds New World Fund
  -- Class 2                            0.73%              0.25%              0.05%                N/A
FIDELITY VARIABLE INSURANCE
PRODUCTS FUNDS
 Fidelity(R) VIP Contrafund(R)
  Portfolio -- Service Class 2          0.56%              0.25%              0.09%                N/A
 Fidelity(R) VIP Equity-Income
  Portfolio -- Service Class 2          0.46%              0.25%              0.10%                N/A
 Fidelity(R) VIP Freedom 2010
  Portfolio -- Service Class 2            N/A              0.25%                N/A              0.56%
 Fidelity(R) VIP Freedom 2020
  Portfolio -- Service Class 2            N/A              0.25%                N/A              0.60%
 Fidelity(R) VIP Freedom 2030
  Portfolio -- Service Class 2            N/A              0.25%                N/A              0.65%
 Fidelity(R) VIP Mid Cap
  Portfolio -- Service Class 2          0.56%              0.25%              0.10%                N/A
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
 Franklin Income Securities
  Fund -- Class 2                       0.45%              0.25%              0.02%                N/A
 Franklin Small Cap Value
  Securities Fund -- Class 2            0.50%              0.25%              0.16%              0.01%
 Franklin Strategic Income
  Securities Fund -- Class 1            0.35%                N/A              0.26%              0.01%
 Mutual Global Discovery
  Securities Fund -- Class 2            0.80%              0.25%              0.17%                N/A
 Mutual Shares Securities Fund
  --Class 2                             0.60%              0.25%              0.13%                N/A
 Templeton Foreign Securities
  Fund -- Class 2                       0.64%              0.25%              0.15%              0.01%
 Templeton Global Bond
  Securities Fund -- Class 2            0.46%              0.25%              0.10%                N/A
 Templeton Growth Securities
  Fund -- Class 2                       0.74%              0.25%              0.04%                N/A
HARTFORD HLS SERIES FUND II,
INC.
 Hartford Growth Opportunities
  HLS Fund -- Class IA                  0.61%                N/A              0.05%                N/A
 Hartford U.S. Government
  Securities HLS Fund -- Class
  IA                                    0.45%                N/A              0.03%                N/A
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund --
  Class IA                              0.61%                N/A              0.03%                N/A
 Hartford Capital Appreciation
  HLS Fund -- Class IA                  0.63%                N/A              0.04%                N/A
 Hartford Disciplined Equity
  HLS Fund -- Class IA                  0.71%                N/A              0.03%                N/A

                                                                                    TOTAL ANNUAL
                                                           CONTRACTUAL                  FUND
                                       TOTAL               FEE WAIVER                OPERATING
                                      ANNUAL                 AND/OR                   EXPENSES
                                     OPERATING               EXPENSE                   AFTER
UNDERLYING FUND:                     EXPENSES             REIMBURSEMENT              FEE WAIVER
-------------------------------  --------------------------------------------------------------------
 American Funds New World Fund
  -- Class 2                            1.03%                    N/A                  1.03%
FIDELITY VARIABLE INSURANCE
PRODUCTS FUNDS
 Fidelity(R) VIP Contrafund(R)
  Portfolio -- Service Class 2          0.90%                    N/A                  0.90%
 Fidelity(R) VIP Equity-Income
  Portfolio -- Service Class 2          0.81%                    N/A                  0.81%
 Fidelity(R) VIP Freedom 2010
  Portfolio -- Service Class 2            N/A                    N/A                  0.81%
 Fidelity(R) VIP Freedom 2020
  Portfolio -- Service Class 2            N/A                    N/A                  0.85%
 Fidelity(R) VIP Freedom 2030
  Portfolio -- Service Class 2            N/A                    N/A                  0.90%
 Fidelity(R) VIP Mid Cap
  Portfolio -- Service Class 2          0.91%                    N/A                  0.91%
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
 Franklin Income Securities
  Fund -- Class 2                       0.72%                    N/A                  0.72%  (8)
 Franklin Small Cap Value
  Securities Fund -- Class 2            0.92%                    N/A                  0.92%  (7)
 Franklin Strategic Income
  Securities Fund -- Class 1            0.62%                  0.01%                  0.61%  (7)
 Mutual Global Discovery
  Securities Fund -- Class 2            1.22%                    N/A                  1.22%
 Mutual Shares Securities Fund
  --Class 2                             0.98%                    N/A                  0.98%
 Templeton Foreign Securities
  Fund -- Class 2                       1.05%                    N/A                  1.05%  (7)
 Templeton Global Bond
  Securities Fund -- Class 2            0.81%                    N/A                  0.81%  (8)
 Templeton Growth Securities
  Fund -- Class 2                       1.03%                    N/A                  1.03%  (8)
HARTFORD HLS SERIES FUND II,
INC.
 Hartford Growth Opportunities
  HLS Fund -- Class IA                  0.66%                    N/A                  0.66%
 Hartford U.S. Government
  Securities HLS Fund -- Class
  IA                                    0.48%                    N/A                  0.48%
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund --
  Class IA                              0.64%                    N/A                  0.64%
 Hartford Capital Appreciation
  HLS Fund -- Class IA                  0.67%                    N/A                  0.67%
 Hartford Disciplined Equity
  HLS Fund -- Class IA                  0.74%                    N/A                  0.74%


                                                      DISTRIBUTION
                                                         AND/OR                               ACQUIRED
                                                         SERVICE                              FUND FEES
                                    MANAGEMENT           (12B-1)             OTHER               AND
UNDERLYING FUND:                       FEES               FEES             EXPENSES           EXPENSES
-----------------------------------------------------------------------------------------------------------
 Hartford Dividend and Growth
  HLS Fund -- Class IA                  0.64%                N/A              0.03%                N/A
 Hartford Global Growth HLS
  Fund -- Class IA                      0.74%                N/A              0.06%                N/A
 Hartford Global Research HLS
  Fund -- Class IA                      0.90%                N/A              0.13%                N/A
 Hartford High Yield HLS Fund -
  - Class IA                            0.69%                N/A              0.05%                N/A
 Hartford Index HLS Fund --
  Class IA                              0.30%                N/A              0.03%                N/A
 Hartford International
  Opportunities HLS Fund --
  Class IA                              0.67%                N/A              0.06%                N/A
 Hartford Money Market HLS Fund
  -- Class IA                           0.40%                N/A              0.02%                N/A
 Hartford Small Company HLS
  Fund -- Class IA                      0.68%                N/A              0.03%                N/A
 Hartford Stock HLS Fund --
  Class IA                              0.47%                N/A              0.03%                N/A
 Hartford Total Return Bond HLS
  Fund -- Class IA                      0.46%                N/A              0.03%                N/A
 Hartford Value HLS Fund --
  Class IA                              0.72%                N/A              0.03%                N/A
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture
  Portfolio -- Class VC                 0.50%                N/A              0.43%                N/A
 Lord Abbett Capital Structure
  Portfolio -- Class VC                 0.75%                N/A              0.48%                N/A
 Lord Abbett Growth and Income
  Portfolio -- Class VC                 0.50%                N/A              0.42%                N/A
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Investors Trust Series
  --Initial Class                       0.75%                N/A              0.07%                N/A
 MFS(R) New Discovery Series --
  Initial Class                         0.90%                N/A              0.08%                N/A
 MFS(R) Research Bond Series --
  Initial Class                         0.50%                N/A              0.07%                N/A
 MFS(R) Total Return Series --
  Initial Class                         0.75%                N/A              0.06%                N/A
 MFS(R) Value Series -- Initial
  Class                                 0.74%                N/A              0.06%                N/A
OPPENHEIMER VARIABLE ACCOUNT
FUNDS
 Oppenheimer Capital
  Appreciation Fund/VA --
  Service Shares                        0.68%              0.25%              0.12%                N/A
 Oppenheimer Global Securities
  Fund/VA -- Service Shares             0.65%              0.25%              0.11%                N/A
 Oppenheimer Main Street
  Fund(R)/VA -- Service Shares          0.66%              0.25%              0.12%                N/A
 Oppenheimer Main Street Small-
  & Mid-Cap Fund(R)/VA --
  Service Shares                        0.69%              0.25%              0.14%                N/A

                                                                                    TOTAL ANNUAL
                                                           CONTRACTUAL                  FUND
                                       TOTAL               FEE WAIVER                OPERATING
                                      ANNUAL                 AND/OR                   EXPENSES
                                     OPERATING               EXPENSE                   AFTER
UNDERLYING FUND:                     EXPENSES             REIMBURSEMENT              FEE WAIVER
-------------------------------  --------------------------------------------------------------------
 Hartford Dividend and Growth
  HLS Fund -- Class IA                  0.67%                    N/A                  0.67%
 Hartford Global Growth HLS
  Fund -- Class IA                      0.80%                    N/A                  0.80%
 Hartford Global Research HLS
  Fund -- Class IA                      1.03%                    N/A                  1.03%
 Hartford High Yield HLS Fund -
  - Class IA                            0.74%                    N/A                  0.74%
 Hartford Index HLS Fund --
  Class IA                              0.33%                    N/A                  0.33%
 Hartford International
  Opportunities HLS Fund --
  Class IA                              0.73%                    N/A                  0.73%
 Hartford Money Market HLS Fund
  -- Class IA                           0.42%                    N/A                  0.42%
 Hartford Small Company HLS
  Fund -- Class IA                      0.71%                    N/A                  0.71%
 Hartford Stock HLS Fund --
  Class IA                              0.50%                    N/A                  0.50%
 Hartford Total Return Bond HLS
  Fund -- Class IA                      0.49%                    N/A                  0.49%
 Hartford Value HLS Fund --
  Class IA                              0.75%                    N/A                  0.75%
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture
  Portfolio -- Class VC                 0.93%                  0.03%                  0.90%  (9)
 Lord Abbett Capital Structure
  Portfolio -- Class VC                 1.23%                  0.08%                  1.15%  (9)
 Lord Abbett Growth and Income
  Portfolio -- Class VC                 0.92%                    N/A                  0.92%
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Investors Trust Series
  --Initial Class                       0.82%                    N/A                  0.82%
 MFS(R) New Discovery Series --
  Initial Class                         0.98%                    N/A                  0.98%
 MFS(R) Research Bond Series --
  Initial Class                         0.57%                    N/A                  0.57%
 MFS(R) Total Return Series --
  Initial Class                         0.81%                  0.03%                  0.78%  (10)
 MFS(R) Value Series -- Initial
  Class                                 0.80%                    N/A                  0.80%
OPPENHEIMER VARIABLE ACCOUNT
FUNDS
 Oppenheimer Capital
  Appreciation Fund/VA --
  Service Shares                        1.05%                    N/A                  1.05%  (11)(12)
 Oppenheimer Global Securities
  Fund/VA -- Service Shares             1.01%                    N/A                  1.01%  (11)(12)
 Oppenheimer Main Street
  Fund(R)/VA -- Service Shares          1.03%                    N/A                  1.03%  (11)(12)
 Oppenheimer Main Street Small-
  & Mid-Cap Fund(R)/VA --
  Service Shares                        1.08%                    N/A                  1.08%  (11)(12)


                                                      DISTRIBUTION
                                                         AND/OR                               ACQUIRED
                                                         SERVICE                              FUND FEES
                                    MANAGEMENT           (12B-1)             OTHER               AND
UNDERLYING FUND:                       FEES               FEES             EXPENSES           EXPENSES
-----------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
 Putnam VT Capital
  Opportunities Fund -- Class
  IB                                    0.63%              0.25%              0.35%                N/A
 Putnam VT Diversified Income
  Fund -- Class IB                      0.55%              0.25%              0.21%                N/A
 Putnam VT Equity Income Fund
  -- Class IB                           0.48%              0.25%              0.16%              0.05%
 Putnam VT Growth and Income
  Fund -- Class IB                      0.48%              0.25%              0.15%                N/A
 Putnam VT High Yield Fund --
  Class IB                              0.57%              0.25%              0.17%                N/A
 Putnam VT Income Fund --Class
  IB                                    0.40%              0.25%              0.18%                N/A
 Putnam VT International Equity
  Fund -- Class IB                      0.70%              0.25%              0.17%                N/A
 Putnam VT Multi-Cap Growth
  Fund -- Class IB                      0.56%              0.25%              0.16%                N/A
 Putnam VT Small Cap Value Fund
  -- Class IB                           0.63%              0.25%              0.15%              0.11%
 Putnam VT Voyager Fund --
  Class IB                              0.56%              0.25%              0.16%                N/A
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC.
 UIF Mid Cap Growth Portfolio -
  - Class II                            0.75%              0.35%              0.30%                N/A

                                                                                    TOTAL ANNUAL
                                                           CONTRACTUAL                  FUND
                                       TOTAL               FEE WAIVER                OPERATING
                                      ANNUAL                 AND/OR                   EXPENSES
                                     OPERATING               EXPENSE                   AFTER
UNDERLYING FUND:                     EXPENSES             REIMBURSEMENT              FEE WAIVER
-------------------------------  --------------------------------------------------------------------
PUTNAM VARIABLE TRUST
 Putnam VT Capital
  Opportunities Fund -- Class
  IB                                    1.23%                  0.04%                  1.19%  (13)
 Putnam VT Diversified Income
  Fund -- Class IB                      1.01%                    N/A                  1.01%
 Putnam VT Equity Income Fund
  -- Class IB                           0.94%                    N/A                  0.94%
 Putnam VT Growth and Income
  Fund -- Class IB                      0.88%                    N/A                  0.88%
 Putnam VT High Yield Fund --
  Class IB                              0.99%                    N/A                  0.99%
 Putnam VT Income Fund --Class
  IB                                    0.83%                    N/A                  0.83%
 Putnam VT International Equity
  Fund -- Class IB                      1.12%                    N/A                  1.12%
 Putnam VT Multi-Cap Growth
  Fund -- Class IB                      0.97%                    N/A                  0.97%
 Putnam VT Small Cap Value Fund
  -- Class IB                           1.14%                    N/A                  1.14%
 Putnam VT Voyager Fund --
  Class IB                              0.97%                    N/A                  0.97%
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC.
 UIF Mid Cap Growth Portfolio -
  - Class II                            1.40%                  0.25%                  1.15%  (14)

(1) The Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) to 0.62% for the Invesco V.I. Balanced-Risk Allocation Fund and 0.80% for the Invesco V.I. High Yield Fund, of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.

(2) The Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) to 1.30% for the Invesco V.I. Core Equity Fund, Invesco V.I. Global Health Care Fund, Invesco V.I. Global Real Estate Fund, Invesco V.I. Technology Fund, Invesco Van Kampen V.I. Value Opportunities Fund and Invesco V.I. Mid Cap Core Equity Fund, 0.77% for the Invesco V.I. Diversified Dividend Fund, 0.70% for the Invesco V.I. Government Securities Fund, 1.15% for the Invesco V.I. Small Cap Equity Fund and 0.72% for the Invesco Van Kampen V.I. Comstock Fund, of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013.

(3) "Total Annual Fund Operating Expenses" have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.

(4) The Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) to 1.45% for the Invesco V.I. Core Equity Fund and Invesco V.I. Mid Cap Core Equity Fund, 0.92% for the Invesco V.I. Diversified Dividend Fund, 0.95% for the Invesco V.I. Government Securities Fund, 1.40% for the Invesco V.I. Small Cap Equity Fund and 0.97% for the Invesco Van Kampen VI. Mid Cap Growth Fund, of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013.

(5) The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) to 0.90% for the Invesco Van Kampen V.I. American Franchise Fund and 1.09% for the Invesco Van Kampen V.I. Mid Cap Growth Fund, of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

(6) Effective July 15, 2012, the Fund will be renamed Invesco Van Kampen V.I. American Value Fund.

(7) The investment manager has contractually agreed in advance to reduce its fees as a result of the fund's investment in a Franklin Templeton money market fund ("Sweep Money Fund" shown above in column "Acquired fund fees and expenses"). This reduction will continue until at least April 30, 2013.

(8)  The Fund administration fee is paid indirectly through the management fee.

(9) For the period May 1, 2012 through April 30, 2013, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses to the extent necessary so that total net annual operating expenses do not exceed an annualized rate of 0.90% for the Lord Abbett Bond-Debenture Portfolio, 1.15% for the Lord Abbett Capital Structure Portfolio, 0.95% for the Lord Abbett Classic Stock Portfolio and 1.15% for the Lord Abbett Fundamental Equity Portfolio. This agreement may be terminated only upon the Fund's Board of Directors.

(10) MFS has agreed in writing to reduce its management fee to 0.70% of the fund's average daily net assets annually in excess of $1 billion and 0.65% of the fund's average daily net assets annually in excess of $2.5 billion to $3 billion. This written agreement will remain in effect until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2013.

(11) The Manager has voluntarily agreed to limit the Fund's total annual operating expenses so that those expenses, as percentages of daily net assets, will not exceed the annual rate of 1.05% for the Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small- & Mid-Cap Fund/VA, Oppenheimer Small- & Mid-Cap Growth Fund/VA and Oppenheimer Value Fund/VA and 1.25% for the Oppenheimer Global Securities Fund/VA.

(12) The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund.

(13) Reflects Putnam Management's contractual obligation to limit certain fund expenses through April 30, 2013. This obligation may be modified or discontinued only with the approval of the Board of Trustees.

(14) The Portfolios' "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse each Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee paid to each Portfolio's "Distributor," Morgan Stanley Distribution, Inc.), will not exceed the following expense caps. 1.47% for UIF Emerging Markets Equity Portfolio -- Class II, 1.20% for UIF Global Franchise Portfolio -- Class II, 1.15% for UIF Mid Cap Growth Portfolio -- Class II and 1.25% for UIF Small Company Growth Portfolio -- Class II. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.

FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Balanced Risk Allocation Fund -- Series I  Total return with a low to moderate  Invesco Advisers, Inc.
                                                         correlation to traditional
                                                         financial market indices
 Invesco V.I. Core Equity Fund -- Series I               Seeks long-term growth of capital    Invesco Advisers, Inc.
 Invesco V.I. International Growth Fund -- Series I      Seeks long-term growth of capital    Invesco Advisers, Inc.
 Invesco V.I. Mid Cap Core Equity Fund -- Series I       Seeks long-term growth of capital    Invesco Advisers, Inc.
 Invesco V.I. Small Cap Equity Fund -- Series I          Seeks long-term growth of capital    Invesco Advisers, Inc.
 Invesco Van Kampen V.I. American Franchise Fund --      Seeks capital growth                 Invesco Advisers, Inc.
  Series I (1)
 Invesco Van Kampen V.I. Comstock Fund -- Series II      Seeks capital growth and income      Invesco Advisers, Inc.
                                                         through investments in equity
                                                         securities, including common
                                                         stocks, preferred stocks and
                                                         securities convertible into common
                                                         and preferred stocks
 Invesco Van Kampen V.I. Mid Cap Growth Fund -- Series
  I
 Invesco Van Kampen V.I. U.S. Mid Cap Value Fund --      Above-average total return over a    Invesco Advisers, Inc.
  Series II (2)                                          market cycle of three to five years
                                                         by investing in common stocks and
                                                         other equity securities
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
 AllianceBernstein VPS International Growth Portfolio    Seeks long-term growth of capital    AllianceBernstein, L.P.
  -- Class B
 AllianceBernstein VPS International Value Portfolio --  Seeks long-term growth of capital    AllianceBernstein, L.P.
  Class B
 AllianceBernstein VPS Small/Mid Cap Value Portfolio --  Seeks long-term growth of capital    AllianceBernstein, L.P.
  Class B
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund -- Class 2         Seeks high total return, including   Capital Research and Management
                                                         income and capital gains,            Company
                                                         consistent with the preservation of
                                                         capital over the long term by
                                                         investing in a diversified
                                                         portfolio of common stocks and
                                                         fixed-income securities.
 American Funds Blue Chip Income and Growth Fund --      Seeks to produce income exceeding    Capital Research and Management
  Class 2                                                the average yield on U.S. stocks     Company
                                                         generally and to provide an
                                                         opportunity for growth of principal
                                                         consistent with sound common stock
                                                         investing through investments in
                                                         dividend-paying quality common
                                                         stocks.
 American Funds Bond Fund -- Class 2                     Seeks a high level of current        Capital Research and Management
                                                         income as is consistent with         Company
                                                         preservation of capital by
                                                         investing primarily in bonds.
 American Funds Global Growth Fund -- Class 2            Seeks growth of capital over time    Capital Research and Management
                                                         by investing primarily in common     Company
                                                         stocks of companies located around
                                                         the world.

FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 American Funds Global Small Capitalization Fund --      Seeks growth of capital over time    Capital Research and Management
  Class 2                                                by investing primarily in stocks of  Company
                                                         smaller companies located around
                                                         the world.
 American Funds Growth Fund -- Class 2                   Seeks to provide long-term growth    Capital Research and Management
                                                         of capital.                          Company
 American Funds Growth-Income Fund -- Class 2            Seeks capital growth and income      Capital Research and Management
                                                         over time by investing primarily in  Company
                                                         U.S. common stocks or other
                                                         securities that demonstrate the
                                                         potential for capital appreciation
                                                         and/or dividends.
 American Funds International Fund -- Class 2            Seeks growth of capital over time    Capital Research and Management
                                                         by investing primarily in common     Company
                                                         stocks of companies located outside
                                                         the United States, including in
                                                         emerging and developing countries.
 American Funds New World Fund -- Class 2                Seeks long-term growth of capital    Capital Research and Management
                                                         by investing primarily in stocks     Company
                                                         and bonds of companies with
                                                         significant exposure to countries
                                                         with developing economies and/or
                                                         markets.
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
 Fidelity(R) VIP Contrafund(R) Portfolio -- Service      Seeks long-term capital              Fidelity Management & Research
  Class 2                                                appreciation                         Company
                                                                                              Sub-advised by FMR Co., Inc. and
                                                                                              other Fidelity affiliates
 Fidelity(R) VIP Equity-Income Portfolio -- Service      Seeks reasonable income. Fund will   Fidelity Management & Research
  Class 2                                                also consider potential for capital  Company
                                                         appreciation                         Sub-advised by FMR Co., Inc. and
                                                                                              other Fidelity affiliates
 Fidelity(R) VIP Freedom 2010 Portfolio -- Service       Seeks high total return with a       Strategic Advisers, Inc.
  Class 2                                                secondary objective of principal
                                                         preservation as the fund approaches
                                                         its target date and beyond
 Fidelity(R) VIP Freedom 2020 Portfolio -- Service       Seeks high total return with a       Strategic Advisers, Inc.
  Class 2                                                secondary objective of principal
                                                         preservation as the fund approaches
                                                         its target date and beyond
 Fidelity(R) VIP Freedom 2030 Portfolio -- Service       Seeks high total return with a       Strategic Advisers, Inc.
  Class 2                                                secondary objective of principal
                                                         preservation as the fund approaches
                                                         its target date and beyond
 Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2    Seeks long-term growth of capital    Fidelity Management & Research
                                                                                              Company
                                                                                              Sub-advised by FMR Co., Inc. and
                                                                                              other Fidelity affiliates
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 Franklin Income Securities Fund -- Class 2              Seeks to maximize income while       Franklin Advisers, Inc.
                                                         maintaining prospects for capital
                                                         appreciation
 Franklin Small Cap Value Securities Fund -- Class 2     Seeks long-term total return         Franklin Advisory Services, LLC

FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Franklin Strategic Income Securities Fund -- Class 1    Seeks a high level of current        Franklin Advisers, Inc.
                                                         income, with capital appreciation
                                                         over the long term as a secondary
                                                         goal
 Mutual Global Discovery Securities Fund -- Class 2      Seeks capital appreciation           Franklin Mutual Advisers, LLC
                                                                                              Sub-advised by Franklin Templeton
                                                                                              Investment Management Limited
 Mutual Shares Securities Fund -- Class 2                Capital appreciation, with income    Franklin Mutual Advisers, LLC
                                                         as a secondary goal
 Templeton Foreign Securities Fund -- Class 2            Seeks long-term capital growth       Templeton Investment Counsel, LLC
 Templeton Global Bond Securities Fund -- Class 2        Seeks high current income,           Franklin Advisers, Inc.
                                                         consistent with preservation of
                                                         capital, with capital appreciation
                                                         as a secondary consideration
 Templeton Growth Securities Fund -- Class 2             Seeks long-term capital growth       Templeton Global Advisors Limited
                                                                                              Sub-advised by Templeton Asset
                                                                                              Management Ltd. and Franklin
                                                                                              Templeton Investments (Asia)
                                                                                              Limited
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS Fund -- Class IA      Seeks capital appreciation           HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 Hartford U.S. Government Securities HLS Fund -- Class   Seeks to maximize total return       HL Investment Advisors, LLC
  IA                                                     while providing shareholders with a  Sub-advised by Wellington
                                                         high level of current income         Management Company, LLP
                                                         consistent with prudent investment
                                                         risk
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund -- Class IA                  Seeks long-term total return         HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 Hartford Capital Appreciation HLS Fund -- Class IA      Seeks growth of capital              HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 Hartford Disciplined Equity HLS Fund -- Class IA        Seeks growth of capital              HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 Hartford Dividend and Growth HLS Fund -- Class IA       Seeks a high level of current        HL Investment Advisors, LLC
                                                         income consistent with growth of     Sub-advised by Wellington
                                                         capital                              Management Company, LLP
 Hartford Global Growth HLS Fund -- Class IA             Seeks growth of capital              HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 Hartford Global Research HLS Fund -- Class IA           Seeks long-term capital              HL Investment Advisors, LLC
                                                         appreciation                         Sub-advised by Wellington
                                                                                              Management Company, LLP
 Hartford High Yield HLS Fund -- Class IA                Seeks to provide high current        HL Investment Advisors, LLC
                                                         income, and long-term return         Sub-advised by Wellington
                                                                                              Management Company, LLP
 Hartford Index HLS Fund -- Class IA                     Seeks to provide investment results  HL Investment Advisors, LLC
                                                         which approximate the price and      Sub-advised by Hartford Investment
                                                         yield performance of publicly        Management Company
                                                         traded common stocks in the
                                                         aggregate.

FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Hartford International Opportunities HLS Fund -- Class  Seeks long-term growth of capital    HL Investment Advisors, LLC
  IA                                                                                          Sub-advised by Wellington
                                                                                              Management Company, LLP
 Hartford Money Market HLS Fund -- Class IA*             Maximum current income consistent    HL Investment Advisors, LLC
                                                         with liquidity and preservation of   Sub-advised by Hartford Investment
                                                         capital                              Management Company
 Hartford Small Company HLS Fund -- Class IA             Seeks growth of capital              HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 Hartford Stock HLS Fund -- Class IA                     Seeks long-term growth of capital    HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 Hartford Total Return Bond HLS Fund -- Class IA         Seeks a competitive total return,    HL Investment Advisors, LLC
                                                         with income as a secondary           Sub-advised by Wellington
                                                         objective                            Management Company, LLP
 Hartford Value HLS Fund -- Class IA                     Seeks long-term total return         HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio -- Class VC        Seeks high current income and the    Lord, Abbett & Co. LLC
                                                         opportunity for capital
                                                         appreciation to produce a high
                                                         total return
 Lord Abbett Capital Structure Portfolio -- Class VC     Seeks current income and capital     Lord, Abbett & Co. LLC
                                                         appreciation
 Lord Abbett Growth and Income Portfolio -- Class VC     Seeks long-term growth of capital    Lord, Abbett & Co. LLC
                                                         and income without excessive
                                                         fluctuations in market value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Investors Trust Series -- Initial Class          Seeks capital appreciation           MFS Investment Management
 MFS(R) New Discovery Series -- Initial Class            Seeks capital appreciation           MFS Investment Management
 MFS(R) Research Bond Series -- Initial Class            Total return with an emphasis on     MFS Investment Management
                                                         current income, but also
                                                         considering capital appreciation
 MFS(R) Total Return Series -- Initial Class             Seeks total return                   MFS Investment Management
 MFS(R) Value Series -- Initial Class                    Seeks capital appreciation           MFS Investment Management
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation Fund/VA -- Service     Seeks to achieve capital             OppenheimerFunds, Inc.
  Shares                                                 appreciation by investing in
                                                         securities of well-known
                                                         established companies.
 Oppenheimer Global Securities Fund/VA -- Service        Seeks long-term capital              OppenheimerFunds, Inc.
  Shares                                                 appreciation by investing a
                                                         substantial portion of its assets
                                                         in securities of foreign issuers,
                                                         "growth-type" companies, cyclical
                                                         industries and special situations
                                                         that are considered to have
                                                         appreciation possibilities
 Oppenheimer Main Street Fund(R)/VA -- Service Shares    Seeks a high total return            OppenheimerFunds, Inc.

FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA --  Seeks capital appreciation           OppenheimerFunds, Inc.
  Service Shares
PUTNAM VARIABLE TRUST
 Putnam VT Capital Opportunities Fund -- Class IB        Long term growth of capital          Putnam Investment Management, LLC
 Putnam VT Diversified Income Fund -- Class IB           As high a level of current income    Putnam Investment Management, LLC
                                                         as Putnam Management believes is
                                                         consistent with preservation of
                                                         capital
 Putnam VT Equity Income Fund -- Class IB                Capital growth and current income    Putnam Investment Management, LLC
 Putnam VT Growth and Income Fund -- Class IB            Capital growth and current income    Putnam Investment Management, LLC
 Putnam VT High Yield Fund -- Class IB                   High current income. Capital growth  Putnam Investment Management, LLC is a secondary goal when consistent
                                                         with achieving high current income
 Putnam VT Income Fund -- Class IB                       High current income consistent with  Putnam Investment Management, LLC what Putnam Management believes to
                                                         be prudent risk
 Putnam VT International Equity Fund -- Class IB         Capital appreciation                 Putnam Investment Management, LLC
                                                                                              Putnam Advisory Company, LLC
 Putnam VT Multi-Cap Growth Fund -- Class IB             Long-term capital appreciation       Putnam Investment Management, LLC
 Putnam VT Small Cap Value Fund -- Class IB              Capital appreciation                 Putnam Investment Management, LLC
 Putnam VT Voyager Fund -- Class IB                      Capital appreciation                 Putnam Investment Management, LLC
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 UIF Mid Cap Growth Portfolio -- Class II                Seeks long-term capital growth by    Morgan Stanley Investment
                                                         investing primarily in common        Management Inc.
                                                         stocks and other equity securities

* In a low interest rate environment, yields for money market funds, after deduction of Policy charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Policy Value to a money market Sub-Account or participate in an Asset Allocation Program where Policy Value is allocated to a money market Sub-Account, that portion of your Policy Value may decrease in value.

NOTES

(1)  Formerly Invesco Van Kampen V.I. Capital Growth Fund -- Series I

(2) Effective July 15, 2012, the Fund will be renamed Invesco Van Kampen V.I. American Value Fund.

2.  FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES

The following updates the "Fees We Receive from Funds and Related Parties" under the ABOUT US section of the prospectus:

For the fiscal year ended December 31, 2011, revenue sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities)), did not exceed: $5.8 million (excluding indirect benefits received by offering HLS Funds as investment options).

3.  POLICY LIMITATIONS

The following applies to the "Policy Limitations" under the YOUR POLICY section of the prospectus:

There are some restrictions on your ability to make sub-account transfers. These include: a) one sub-account transfer request each day; b) a total of 20 sub-account transfers each Calendar Year (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet, telephone, same day mail or courier service; and
c) policies designed by the Underlying Funds to restrict excessive sub-account transfers. Please refer to the May 3, 2010 version of the prospectus for more information or contact Us.

4.  ADDITIONAL PAYMENTS

The following updates the "Additional Payment" section under HOW POLICIES ARE SOLD in the prospectus:

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to, among other things encourage the sale of this Policy. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

For the year ended December 31, 2011, Hartford and its affiliates paid approximately $3,400,000 in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.

In addition, for the year ended December 31, 2011, Hartford, HESCO and their affiliates, Hartford Life and Annuity Insurance Company, paid $4,600,000 in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly owned subsidiary of Hartford).

5.  LEGAL PROCEEDINGS

The following updates the "Legal Proceedings" section of the prospectus:

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

ADDITIONAL INFORMATION AND CONTACTING THE HARTFORD

In addition to this Annual Product Information Notice, each year you receive the financial statements of the issuing company and the separate account. You will receive the underlying fund prospectuses with the confirmation statement of any fund transaction that you make throughout the year. You can also obtain fund prospectuses: 1) from our website at www.hartfordinvestor.com; 2) by calling your registered representative; or 3) by calling Hartford at 1-800-231-5453. You will receive each underlying fund's annual and semi-annual reports that you are invested in as well as quarterly and annual policy statements. For performance and other policy information, visit our website at www.hartfordinvestor.com or call our customer service representatives at 1-800-231-5453. Our mailing address is the Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.